Business Combinations - Summary of Acquisition Date Fair Value of Each Major Class of Identifiable Assets and Liabilities Recognized (Detail) - USD ($) $ in Thousands	Dec. 31, 2022	Nov. 30, 2022	Jul. 01, 2022	Dec. 31, 2021	Dec. 01, 2021
Disclosure of detailed information about business combination [line items]
Cash consideration paid	$ 18,931
Contingent consideration payable	33,414			$ 27,812
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents	636
Add: Goodwill	4,794
VBI
Disclosure of detailed information about business combination [line items]
Cash consideration paid			$ 10,815
Consideration payable (b)			10,859
Contingent consideration payable	8,400		8,355
Option arrangements			(827)
Total purchase consideration			29,202
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents			600
Accounts receivable			2,462
Working Capital			(2,587)
Intangible assets: non-contractual customer relationships			23,246
Intangible assets: brands			3,617
Property and equipment			539
Lease liability			(420)
Net identifiable assets acquired			27,457
Non-controlling interest in acquiree recognised at acquisition date			(13,729)
Add: Goodwill			15,474
Net assets acquired			$ 29,202
Igah
Disclosure of detailed information about business combination [line items]
Cash consideration paid		$ 8,116
Consideration payable (b)		4,771
Contingent consideration payable		0
Option arrangements		7,884
Total purchase consideration		20,771
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents		36
Accounts receivable		0
Working Capital		64
Intangible assets: non-contractual customer relationships		2,120
Intangible assets: brands		0
Property and equipment		0
Lease liability		0
Net identifiable assets acquired		2,220
Non-controlling interest in acquiree recognised at acquisition date		0
Add: Goodwill		18,551
Net assets acquired		$ 20,771
Moneda
Disclosure of detailed information about business combination [line items]
Cash consideration paid					$ 132,331
Consideration payable (b)					16,437
Share issued					184,789
Contingent consideration payable	$ 25,500				25,491
Total purchase consideration					359,048
The assets and liabilities recognized as a result of the acquisition are as follows:
Cash and cash equivalents					9,564
Accounts receivable					14,852
Working Capital					27,137
Intangible assets: non-contractual customer relationships					85,954
Intangible assets: brands					15,598
Property and equipment					6,769
Net identifiable assets acquired					1,698
Other assets and other liabilities					7,718
Net identifiable assets acquired					115,016
Add: Goodwill					244,032
Net assets acquired					$ 359,048